Note 15 - IncomeTax (Detail) - Effective Income tax rate reconciliation (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense using combined statutory rate, percentage rate	26.50%	38.00%	31.00%